Business Segments and Geographic Information - Revenues by Geography (Detail)	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Schedule Of Geographical Segments [Line Items]
Revenues	100.00%	100.00%	100.00%
United States [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	75.00%	77.00%	79.00%
Europe [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	12.00%	14.00%	12.00%
Asia [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	8.00%	6.00%	5.00%
All others [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	5.00%	3.00%	4.00%